Non-cash items (Tables)	9 Months Ended
May 31, 2022
Non-cash Items
Schedule of Non-cash items
	Three months ended May 31, 2022	Three months ended May 31, 2021	Nine months ended May 31, 2022	Nine months ended May 31, 2021
Depreciation	$58	$78	$193	$202
Gain (loss) on derivative warrant liabilities	1,471	(2,568)	1,408	(5,575)
Change in fair value of convertible debentures	-	-	-	904
Share based expense	(1,995)	-	(482)	-
Reclamation expense	12	62	100	131
Forgiveness of interest	-	-	-	(34)
Loss on assets disposal	26	26	26	26
Total Non-cash items	$(428)	$(2,402)	$1,245	$(4,346)